Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
21,598	iShares 20+ Year Treasury Bond ETF	$2,416,384	2.0
45,715	iShares MSCI Japan ETF	2,449,867	2.0
22,099	Schwab U.S. TIPS ETF	1,234,671	1.0
55,967	Vanguard Global ex-U.S. Real Estate ETF	2,426,169	2.0
38,756	Vanguard Real Estate ETF	3,604,696	3.0

	Total Exchange-Traded Funds
	(Cost $12,897,721)	12,131,787	10.0

MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 59.7%
1,161,197	Voya Global Bond Fund - Class R6	8,662,528	7.1
369,942	Voya High Yield Bond Fund - Class R6	2,530,406	2.1
1,960,318	Voya Intermediate Bond Fund - Class R6	17,443,304	14.3
295,719	Voya Large Cap Value Fund - Class R6	3,726,062	3.0
123,048	(1) Voya MidCap Opportunities Fund - Class R6	2,542,176	2.1
702,584	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,323,253	5.2
1,543,858	Voya Multi-Manager International Equity Fund - Class I	13,323,496	10.9
1,216,550	Voya Multi-Manager International Factors Fund - Class I	9,732,400	8.0
268,042	Voya Multi-Manager Mid Cap Value Fund - Class I	2,498,152	2.0
270,292	Voya Short Term Bond Fund - Class R6	2,535,335	2.1
36,325	(1) Voya Small Cap Growth Fund - Class R6	1,237,618	1.0
185,012	(1) Voya Small Company Fund - Class R6	2,377,405	1.9
		72,932,135	59.7

	Unaffiliated Investment Companies: 29.3%
821,582	TIAA-CREF S&P 500 Index Fund - Institutional Class	35,886,717	29.3

	Total Mutual Funds
	(Cost $107,276,761)	108,818,852	89.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 3.044%, (US0001M + 0.600%), 07/25/2033	$2,369	0.0

	Total Asset-Backed Securities
	(Cost $2,517)	2,369	0.0

	Total Long-Term Investments
	(Cost $120,176,999)	120,953,008	99.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
1,722,021	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.020%
	(Cost $1,722,021)	1,722,021	1.4

	Total Short-Term Investments
	(Cost $1,722,021)	1,722,021	1.4

	Total Investments in Securities (Cost $121,899,020)	$122,675,029	100.4
	Liabilities in Excess of Other Assets	(440,446)	(0.4)
	Net Assets	$122,234,583	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2022.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,131,787	$–	$–	$12,131,787
Mutual Funds	108,818,852	–	–	108,818,852
Asset-Backed Securities	–	2,369	–	2,369
Short-Term Investments	1,722,021	–	–	1,722,021
Total Investments, at fair value	$122,672,660	$2,369	$–	$122,675,029
Other Financial Instruments+
Forward Foreign Currency Contracts	–	446,504	–	446,504
Futures	36,504	–	–	36,504
Total Assets	$122,709,164	$448,873	$–	$123,158,037
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(823,472)	$–	$(823,472)
Futures	(288,610)	–	–	(288,610)
Total Liabilities	$(288,610)	$(823,472)	$–	$(1,112,082)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$9,147,067	$106,887	$(158,263)	$(433,163)	$8,662,528	$-	$(29,636)	$-
Voya High Yield Bond Fund - Class R6	2,633,679	42,632	(14,839)	(131,066)	2,530,406	35,965	(1,043)	-
Voya Intermediate Bond Fund - Class R6	19,607,595	251,023	(2,165,014)	(250,300)	17,443,304	146,464	(290,945)	-
Voya Large Cap Value Fund - Class R6	3,889,129	63,189	(6,700)	(219,557)	3,726,062	9,985	(356)	-
Voya MidCap Opportunities Fund - Class R6	2,577,654	7,585	(225,206)	182,144	2,542,176	-	(77,264)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,656,721	229,095	(105,842)	(456,720)	6,323,253	-	(24,241)	-
Voya Multi-Manager International Equity Fund - Class I	15,794,041	212,455	(1,553,778)	(1,129,222)	13,323,496	-	(337,196)	-
Voya Multi-Manager International Factors Fund - Class I	10,466,476	349,148	-	(1,083,224)	9,732,400	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,596,337	79,561	(54,636)	(123,110)	2,498,152	-	(9,059)	-
Voya Short Term Bond Fund - Class R6	2,622,837	81,422	(138,720)	(30,204)	2,535,335	12,617	(3,395)	-
Voya Small Cap Growth Fund - Class R6	-	1,279,359	-	(41,740)	1,237,618	-	-	-
Voya Small Company Fund - Class R6	-	2,558,717	-	(181,312)	2,377,405	-	-	-
	$75,991,536	$5,261,073	$(4,422,998)	$(3,897,474)	$72,932,135	$205,031	$(773,135)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

At August 31, 2022, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 879,600,000	USD 6,692,501	Bank of America N.A.	09/06/22	$(358,958)
USD 3,739,648	CAD 4,800,000	Bank of America N.A.	09/06/22	84,993
USD 3,486,790	CHF 3,300,000	Bank of America N.A.	09/06/22	109,716
GBP 2,600,000	USD 3,192,304	BNP Paribas	09/06/22	(171,654)
SEK 17,300,000	USD 1,716,054	Goldman Sachs International	09/06/22	(92,838)
USD 2,425,277	NOK 23,300,000	Goldman Sachs International	09/06/22	80,527
EUR 8,300,000	USD 8,543,406	The Bank of New York Mellon	09/06/22	(200,022)
USD 7,486,455	SGD 10,300,000	The Bank of New York Mellon	09/06/22	115,758
USD 2,039,973	AUD 2,900,000	The Bank of New York Mellon	09/06/22	55,510
				$(376,968)

At August 31, 2022, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	11	09/19/22	$2,657,119	$(18,092)
E-mini Russell 2000® Index	26	09/16/22	2,397,980	(183,386)
U.S. Treasury 2-Year Note	3	12/30/22	624,984	(592)
U.S. Treasury Ultra Long Bond	9	12/20/22	1,345,500	(9,891)
			$7,025,583	$(211,961)
Short Contracts:
Euro STOXX 50® Index	(110)	09/16/22	(3,891,183)	(76,649)
MSCI EAFE Index	(13)	09/16/22	(1,187,615)	8,880
MSCI Emerging Markets Index	(26)	09/16/22	(1,276,470)	14,137
S&P 500® E-Mini	(1)	09/16/22	(197,825)	13,487
			$(6,553,093)	$(40,145)

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Currency Abbreviations

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $124,059,918.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,045,824
Gross Unrealized Depreciation	(11,882,543)

Net Unrealized Depreciation	$(1,836,719)